SHARE CAPITAL - Fair value measurement assumptions (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Y	Dec. 31, 2016 USD ($) Y	Dec. 31, 2015 USD ($) Y
SHARE CAPITAL
Weighted average share price at the date of exercise for share options exercised	$ 0.87	$ 4.72	$ 6.98
Compensation expense	2,484,543	1,810,111	4,114,165
Weighted average fair value	1.49	3.02	4.85
Weighted average exercise price	1.90	4.90	8.57
Weighted average share price at grant	$ 1.90	$ 4.90	$ 8.57
Dividend yield	0.00%	0.00%	0.00%
Volatility (as a percent)	110.00%	76.00%	76.00%
Risk-free interest rate (as a percent)	1.12%	0.75%	0.75%
Expected life (in years) | Y	5	5	5
Forfeiture rate (as a percent)	6.00%	1.00%	1.00%